Submission	Aug. 26, 2026
Submission [Line Items]
Central Index Key	0001163739
Registrant Name	NABORS INDUSTRIES LTD
Registration File Number	333-298351
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES